Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.12%Δ
Denmark − 5.00%
Novo Nordisk Class B	112,440	$ 10,838,044
		10,838,044
France − 18.50%
Air Liquide	63,350	10,146,146
Danone	142,770	9,733,766
Orange	500,500	5,412,840
Publicis Groupe	120,500	8,094,926
Sodexo †	76,620	6,696,260
		40,083,938
Germany − 13.54%
adidas AG	21,320	6,699,950
Fresenius Medical Care AG & Co.	150,730	10,572,853
Knorr-Bremse	31,730	3,394,843
SAP	64,070	8,664,136
		29,331,782
Japan − 15.54%
Asahi Group Holdings	97,900	4,724,202
Kao	123,700	7,361,833
KDDI	199,100	6,554,992
Kirin Holdings	110,700	2,054,580
Lawson	75,000	3,684,175
Seven & i Holdings	204,200	9,296,092
		33,675,874
Netherlands − 4.53%
Koninklijke Ahold Delhaize	295,100	9,826,281
		9,826,281
Spain − 3.48%
Amadeus IT Group †	114,480	7,529,560
		7,529,560
Sweden − 9.77%
Essity Class B	210,310	6,522,550
H & M Hennes & Mauritz Class B †	220,920	4,471,778
Securitas Class B	642,550	10,170,035
		21,164,363
Switzerland − 14.24%
Nestle	99,590	11,999,606
Roche Holding	26,100	9,525,716
Swatch Group	35,760	9,329,130
		30,854,452
United Kingdom − 12.52%
Diageo	330,080	15,980,825
Next	22,600	2,486,020
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Smith & Nephew	503,360	$ 8,671,804
		27,138,649
Total Common Stock (cost $192,354,842)		210,442,943

Exchange-Traded Funds – 2.07%
iShares Trust iShares ESG Aware MSCI EAFE ETF	56,650	4,440,227
Vanguard FTSE Developed Markets ETF	900	45,441
Total Exchange-Traded Funds (cost $4,572,550)		4,485,668

Short-Term Investments – 0.25%
Money Market Mutual Funds – 0.25%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	136,388	136,388
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	136,387	136,387
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	136,387	136,387
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	136,387	136,387
Total Short-Term Investments (cost $545,549)		545,549

Total Value of Securities−99.44% (cost $197,472,941)		215,474,160
Receivables and Other Assets Net of Liabilities — 0.56%		1,206,644
Net Assets Applicable to 11,067,336 Shares Outstanding — 100.00%	$216,680,804
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
NQ-FL6 [9/21] 11/21 (1918263)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
2    NQ-FL6 [9/21] 11/21 (1918263)